RELATED PARTY TRANSACTIONS (Schedule of Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,074	$ 1,065
Performance related bonus	512	227
Post-employment benefits	24	24
Share-based compensation benefits as calculated under IFRS 2	1,690	965
Total compensation	$ 3,300	$ 2,281